Note R - Segment Information - Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 05, 2016
Net interest income	$ 10,813		$ 10,763		$ 10,640		$ 11,510		$ 10,529		$ 10,268		$ 10,071		$ 10,865		$ 43,726	$ 41,733	$ 36,326
Provision expense	(656)	[1]	962	[1]	(23)	[1]	756	[1]	643	[2]	1,601	[2]	175	[2]	145	[2]	1,039	2,564	2,826
Noninterest income	1,397	[3]	1,927	[3]	2,538	[3]	3,076	[3]	1,928	[3]	2,282	[3]	2,112	[3]	3,113	[3]	8,938	9,435	8,239
Noninterest expense	8,183		9,761		9,674		9,808		8,136		9,222		9,876		9,375		37,426	36,609	32,899
Tax expense																	2,255	4,486	1,920
Net income	3,856		$ 1,746		$ 2,976		$ 3,366		898		$ 1,653		$ 1,741		$ 3,217		11,944	7,509	6,920
Assets, Total	1,030,493								1,026,290								1,030,493	1,026,290	954,640	$ 950,000
Banking [Member]
Net interest income																	40,380	38,366	33,019
Provision expense																	850	2,415	2,665
Noninterest income																	8,243	8,834	7,589
Noninterest expense																	34,841	34,079	30,257
Tax expense																	1,990	3,973	1,530
Net income																	10,942	6,733	6,156
Assets, Total	1,017,902								1,013,386								1,017,902	1,013,386	941,907
Consumer Finance [Member]
Net interest income																	3,346	3,367	3,307
Provision expense																	189	149	161
Noninterest income																	695	601	650
Noninterest expense																	2,585	2,530	2,642
Tax expense																	265	513	390
Net income																	1,002	776	764
Assets, Total	$ 12,591								$ 12,904								$ 12,591	$ 12,904	$ 12,733

[1]	During the second and fourth quarters of 2018, the Company experienced negative provision expense in large part to the improvement in certain economic risk factors during those periods. This included lower classified loans, as well as the improvements in historical loan loss rates, loan delinquency, and regional unemployment conditions.
[2]	During the third quarter of 2017, the Company experienced higher provision expense that was primarily related to general increases in specific allocations and increases in charge-offs within the commercial and residential real estate portfolios.
[3]	The Company's noninterest income was significantly impacted by seasonal tax refund processing fees. The Bank serves as a facilitator for the clearing of tax refunds for a single tax refund product provider. The Bank processes electronic refund checks/deposits associated with taxpayer refunds, and will, in turn, receive a fee paid by the third-party tax refund product provider for each transaction processed. Due to the seasonal nature of tax refund transactions, the majority of income was recorded during the first quarter.